CHANGE IN SHAREHOLDING OF THE PHILIPPINES SUBSIDIARIES	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
CHANGE IN SHAREHOLDING OF THE PHILIPPINES SUBSIDIARIES
26.	CHANGE IN SHAREHOLDING OF THE PHILIPPINES SUBSIDIARIES

On April 8, 2013, the Company through its indirect subsidiary, MCE Investments, subscribed for 2,846,595,000 common shares of MCP at total consideration of PHP2,846,595,000 (equivalent to $69,592), which increased MCE’s shareholding in MCP and the Group recognized an increase of $401 in the Company’s additional paid-in capital which reflects the adjustment to the carrying amount of the noncontrolling interest of MCP.

On April 24, 2013, MCP and MCE Investments completed a placing and subscription transaction (the “Placing and Subscription Transaction”), under which MCE Investments offered and sold in a private placement to various institutional investors of 981,183,700 common shares of MCP at the offer price of PHP14 per share (equivalent to $0.34 per share) (the “Offer”). In connection with the Offer, MCE Investments granted an over-allotment option (the “Over-allotment Option”) of up to 117,075,000 common shares of MCP at the offer price of PHP14 per share (equivalent to $0.34 per share) to a stabilizing agent (the “Stabilizing Agent”). MCE Investments then used the proceeds from the Offer to subscribe to an equivalent number of common shares in MCP at the subscription price of PHP14 per share (equivalent to $0.34 per share). On May 23, 2013, the Stabilizing Agent exercised the Over-allotment Option and subscribed for 36,024,600 common shares of MCP at the offer price of PHP14 per share (equivalent to $0.34 per share). The aforesaid transactions decreased MCE’s shareholding in MCP and the Group recognized an increase of $227,134 in the Company’s additional paid-in capital which reflects the adjustment to the carrying amount of the noncontrolling interest of MCP.

During the year ended December 31, 2013, the total transfers from noncontrolling interests amounted to $227,535 in relation to transactions as described above. The Group retains its controlling financial interest in the MCP before and after the above transactions.

The schedule below discloses the effects of changes in the Company’s ownership interest in MCP on the Company’s equity:

Net income attributable to Melco Crown Entertainment Limited	$637,463
Transfers from noncontrolling interests:
Increase in Melco Crown Entertainment Limited additional paid-in capital resulting from subscription of 2,846,595,000 common shares of MCP	401
Increase in Melco Crown Entertainment Limited additional paid-in capital resulting from the Placing and Subscription Transaction and the Over-allotment Option exercised by the Stabilizing Agent for subscription of common shares of MCP	227,134

Changes from net income attributable to Melco Crown Entertainment Limited shareholders and transfers from noncontrolling interests	$864,998